Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of operating segments [line items]
Net interest income	$ 18,191	$ 17,140
Non-interest income	24,385	23,529
Total revenue	42,576	40,669
Provision for credit losses	1,307	1,150
Insurance policyholder benefits, claims and acquisition expense	2,676	3,053
Non-interest expense	22,833	21,794
Income before income taxes	15,760	14,672
Income taxes (recoveries)	3,329	3,203
Net income	12,431	11,469
Non-interest expense includes:
Depreciation and amortization	1,646	1,615
Impairment of other intangibles	6	2
Total assets	1,334,734	1,212,853
Total assets include:
Additions to premises and equipment and intangibles	1,963	1,498
Total liabilities	1,254,779	1,138,425
Canada [member]
Disclosure of operating segments [line items]
Net interest income	13,076	11,965
Non-interest income	12,698	12,701
Total revenue	25,774	24,666
Provision for credit losses	1,259	951
Insurance policyholder benefits, claims and acquisition expense	1,347	1,793
Non-interest expense	11,634	11,219
Income before income taxes	11,534	10,703
Income taxes (recoveries)	2,661	2,472
Net income	8,873	8,231
Non-interest expense includes:
Depreciation and amortization	1,102	959
Impairment of other intangibles	4	2
Total assets	680,276	644,292
Total assets include:
Additions to premises and equipment and intangibles	1,196	1,021
Total liabilities	600,619	569,889
United States [member]
Disclosure of operating segments [line items]
Net interest income	3,616	3,572
Non-interest income	6,080	5,606
Total revenue	9,696	9,178
Provision for credit losses	41	107
Non-interest expense	7,322	6,889
Income before income taxes	2,333	2,182
Income taxes (recoveries)	402	468
Net income	1,931	1,714
Non-interest expense includes:
Depreciation and amortization	389	465
Impairment of other intangibles	1
Total assets	384,921	323,895
Total assets include:
Additions to premises and equipment and intangibles	503	321
Total liabilities	384,816	323,911
Other International [member]
Disclosure of operating segments [line items]
Net interest income	1,499	1,603
Non-interest income	5,607	5,222
Total revenue	7,106	6,825
Provision for credit losses	7	92
Insurance policyholder benefits, claims and acquisition expense	1,329	1,260
Non-interest expense	3,877	3,686
Income before income taxes	1,893	1,787
Income taxes (recoveries)	266	263
Net income	1,627	1,524
Non-interest expense includes:
Depreciation and amortization	155	191
Impairment of other intangibles	1
Total assets	269,537	244,666
Total assets include:
Additions to premises and equipment and intangibles	264	156
Total liabilities	269,344	244,625
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	11,776	10,787
Non-interest income	5,140	5,076
Total revenue	16,916	15,863
Provision for credit losses	1,273	1,054
Non-interest expense	7,526	7,176
Income before income taxes	8,117	7,633
Income taxes (recoveries)	2,089	1,878
Net income	6,028	5,755
Non-interest expense includes:
Depreciation and amortization	579	582
Total assets	453,879	433,532
Total assets include:
Additions to premises and equipment and intangibles	279	331
Total liabilities	453,878	433,554
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	2,602	2,248
Non-interest income	8,324	7,827
Total revenue	10,926	10,075
Provision for credit losses	(15)	34
Non-interest expense	8,070	7,611
Income before income taxes	2,871	2,430
Income taxes (recoveries)	606	592
Net income	2,265	1,838
Non-interest expense includes:
Depreciation and amortization	544	526
Total assets	93,063	89,493
Total assets include:
Additions to premises and equipment and intangibles	431	269
Total liabilities	93,162	89,571
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	4,279	4,566
Total revenue	4,279	4,566
Insurance policyholder benefits, claims and acquisition expense	2,676	3,053
Non-interest expense	602	584
Income before income taxes	1,001	929
Income taxes (recoveries)	226	203
Net income	775	726
Non-interest expense includes:
Depreciation and amortization	36	33
Total assets	16,210	15,122
Total assets include:
Additions to premises and equipment and intangibles	45	43
Total liabilities	16,289	15,172
Operating segments [member] | Investor & Treasury Services [member]
Disclosure of operating segments [line items]
Net interest income	297	679
Non-interest income	2,294	1,756
Total revenue	2,591	2,435
Provision for credit losses	1
Non-interest expense	1,617	1,466
Income before income taxes	973	969
Income taxes (recoveries)	232	228
Net income	741	741
Non-interest expense includes:
Depreciation and amortization	124	105
Impairment of other intangibles	1
Total assets	136,030	133,126
Total assets include:
Additions to premises and equipment and intangibles	187	74
Total liabilities	135,944	132,987
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	3,567	3,565
Non-interest income	4,831	4,617
Total revenue	8,398	8,182
Provision for credit losses	48	62
Non-interest expense	4,960	4,719
Income before income taxes	3,390	3,401
Income taxes (recoveries)	613	876
Net income	2,777	2,525
Non-interest expense includes:
Depreciation and amortization	363	352
Impairment of other intangibles	1
Total assets	590,950	506,118
Total assets include:
Additions to premises and equipment and intangibles	442	296
Total liabilities	590,582	505,952
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	(51)	(139)
Non-interest income	(483)	(313)
Total revenue	(534)	(452)
Non-interest expense	58	238
Income before income taxes	(592)	(690)
Income taxes (recoveries)	(437)	(574)
Net income	(155)	(116)
Non-interest expense includes:
Depreciation and amortization		17
Impairment of other intangibles	4	2
Total assets	44,602	35,462
Total assets include:
Additions to premises and equipment and intangibles	579	485
Total liabilities	$ (35,076)	$ (38,811)